Supplement Dated September 2, 2022
To The Initial Summary Prospectus Dated April 25, 2022 For

PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced initial summary prospectus. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of the initial summary prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

This supplement corrects certain disclosures relating to the minimum and maximum annual fund expenses displayed in the initial summary prospectus. Your initial summary prospectus is revised as follows:

➢    In the section titled "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT", under "Ongoing Fees and Expenses (annual charges)", the following changes are made:

•The minimum and maximum expenses listed in the "Investment Options (Fund fees and expenses)" row are revised to 0.31% and 1.71%, respectively; and
•The Lowest and the Highest Annual Costs are revised to $748 and $3,682, respectively, to account for the corrected minimum and maximum fund expenses.

➢    In the subsection titled "Annual Fund Expenses", in the section titled "ADDITIONAL INFORMATION ABOUT FEES", the Minimum and Maximum annual fund expenses are revised to 0.31% and 1.71%, respectively.

➢    In the subsection titled "EXAMPLE", in the section titled "ADDITIONAL INFORMATION ABOUT FEES", the table is revised as follows to account for the corrected maximum fund expense of 1.71%:

From:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$6,859	$20,158	$32,915	$62,548	$6,859	$20,158	$32,915	$62,548	$6,859	$20,158	$32,915	$62,548

To:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$6,572	$19,373	$31,728	$60,736	$6,572	$19,373	$31,728	$60,736	$6,572	$19,373	$31,728	$60,736
______________________________
(To be used with JMV18691NYISP 04/22)

NFV101819 09/22